Taxation (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Net operating loss	$ 1,417	$ 1,186
Deferred tax asset (unrecognized)	1,417	1,186
Deferred tax liabilties:
In process research and development	24,050	21,604
Deferred tax liability	$ 24,050	$ 21,604